UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	Last day of February
Date of reporting period:	August 31, 2018

Item #1. Reports to Stockholders.

INDEX	DGHM V2000 SmallCap Value Fund; DGHM MicroCap Fund

For the six months ended August 31, 2018 (unaudited)

Semi-Annual Report

DGHM FUNDS

DGHM V2000 SmallCap Value Fund

DGHM MicroCap Value Fund

Table of Contents
August 31, 2018

Page
SCHEDULE OF INVESTMENTS –
DGHM V2000 SmallCap Value Fund	2
DGHM MicroCap Value Fund	6
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
FINANCIAL HIGHLIGHTS –
DGHM V2000 SmallCap Value Fund	15
DGHM MicroCap Value Fund	17
Notes to Financial Statements	19
Supplemental Information	28
Fund Expenses	33

DGHM V2000 SMALLCAP VALUE FUND
Portfolio Composition
As of August 31, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	18.19%
Commercial Services	1.67%
Healthcare	5.98%
Industrial	8.90%
Information Technology	1.70%
Insurance	5.83%
Investment Services	1.90%
Materials	1.77%
Media	3.90%
Miscellaneous Manufacturing	14.46%
Oil & Gas Services	5.67%
Real Estate Investment Trusts	7.38%
Retail	6.43%
Transportation	3.80%
Utilities	7.12%
Short Term Investments	5.58%
100.28%

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of August 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	COMMON STOCKS	94.70%
	BANKS	18.19%
41,252	Associated Banc-Corp.	$ 1,124,117
22,911	Community Trust Bancorp, Inc.		1,131,803
58,204	First Horizon National Corp.		1,072,118
56,371	Fulton Financial Corp.		1,025,952
32,422	Greenhill & Co., Inc.		891,605
17,333	Hancock Whitney Corp.		893,516
42,156	Old National Bancorp		855,767
42,557	Provident Financial Services		1,073,713
27,019	Sandy Spring Bancorp, Inc.		1,053,741
26,255	Washington Federal, Inc.		895,296
12,657	WesBanco, Inc.		624,623
			10,642,251
	COMMERCIAL SERVICES	1.67%
16,260	ServiceMaster Global Holdings, Inc.*		979,990
	HEALTHCARE	5.98%
99,022	Allscripts Healthcare Solutions, Inc.*		1,446,711
36,525	Invacare Corp.		555,180
8,371	LHC Group, Inc.*		828,143
17,370	Prestige Consumer Healthcare Inc.*		668,745
			3,498,779
	INDUSTRIAL	8.90%
62,290	Acco Brands Corp.		772,396
13,064	ASGN Inc.*		1,209,596
29,812	Atkore International Group Inc.*		816,253
22,294	Gibraltar Industries, Inc.*		1,012,148
24,042	The Greenbrier Companies, Inc.		1,394,436
			5,204,829
	INFORMATION TECHNOLOGY	1.70%
31,470	Ciena Corp.*		993,823
	INSURANCE	5.83%
40,268	CNO Financial Group, Inc.		870,191
5,956	FBL Financial Group, Inc.		484,521
21,174	Horace Mann Educators Corp.		980,356
52,877	Radian Group, Inc.		1,074,989
			3,410,057

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of August 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	INVESTMENT SERVICES	1.90%
51,693	Kennedy-Wilson Holdings, Inc.		$ 1,108,815
	MATERIALS	1.77%
24,455	PolyOne Corp.		1,033,468
	MEDIA	3.90%
1,119	Cable One, Inc.		937,431
16,414	Nexstar Media Group, Inc.		1,345,948
			2,283,379
	MISCELLANEOUS MANUFACTURING	14.46%
24,815	Continental Building Products, Inc.*		925,599
21,821	Global Brass & Copper Holdings, Inc.		841,200
9,255	Kaiser Aluminum Corp.		1,014,255
19,816	Mueller Industries, Inc.		633,518
37,894	Orion Engineered Carbons SA		1,364,184
64,836	Rambus, Inc.*		792,296
27,450	Teradyne, Inc.		1,130,665
58,000	TTM Technologies, Inc*		1,084,600
19,046	United Natural Foods, Inc.*		676,323
			8,462,640
	OIL & GAS SERVICES	5.67%
39,952	C&J Energy Services, Inc.*		836,994
43,683	CNX Resources Corp.*		696,307
14,249	Dril-Quip, Inc.*		750,210
54,131	WPX Energy, Inc.*		1,032,278
			3,315,789
	REAL ESTATE INVESTMENT TRUSTS	7.38%
81,318	Brandywine Realty Trust		1,362,890
128,963	Cousins Properties, Inc.		1,205,804
49,406	Hersha Hospitality Trust Class A		1,165,982
33,439	Kite Realty Group		584,514
			4,319,190
	RETAIL	6.43%
40,379	American Eagle Outfitters, Inc.		1,048,239
25,620	Caleres, Inc.		1,037,098
79,252	Chico’s FAS, Inc.		722,778
28,361	Sleep Number Corp.*		955,766
			3,763,881

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of August 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	TRANSPORTATION	3.80%
18,650	Forward Air Corp.		$ 1,198,449
13,024	Moog Inc. - Class “A”*		1,027,724
			2,226,173
	UTILITIES	7.12%
21,299	El Paso Electric Co.		1,305,629
14,854	NorthWestern Corp.		890,646
19,630	Portland General Electric Co.		910,832
30,538	Quanta Services, Inc.*		1,056,309
			4,163,416
	TOTAL COMMON STOCKS
	(Cost: $44,342,965)	94.70%	55,406,480
	SHORT TERM INVESTMENTS	5.58%
3,262,867	Federated Treasury Obligation Fund 1.87%**
	(Cost: $3,262,867)		3,262,867
	TOTAL INVESTMENTS	100.28%
	(Cost: $47,605,832)		58,669,347
	Liabilities in excess of other assets	(0.28)%	(161,142)
	NET ASSETS	100.00%	$ 58,508,205

*	Non-income producing
**	Effective 7 day yield at August 31, 2018
See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Portfolio Composition
As of August 31, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	13.98%
Capital Goods	13.62%
Commercial & Professional Services	4.05%
Consumer Discretionary	5.44%
Consumer Durables & Apparel	4.47%
Consumer Services	3.60%
Diversified Financials	1.62%
Energy	6.08%
Financials	5.62%
Healthcare	3.99%
Materials	9.44%
Real Estate Investment Trusts	8.43%
Semiconductors	3.34%
Software & Services	1.49%
Transportation	2.10%
Utilities	3.90%
Preferred Stocks:
Financials	1.31%
Short Term Investments	7.49%
99.97%

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	COMMON STOCKS	91.17%
	BANKS	13.98%
26,424	BankFinancial Corp.	$ 421,463
15,446	Capital City Bank Group, Inc.		378,736
11,725	Central Valley Community Bancorp		253,377
14,384	CoBiz Financial Inc.		331,551
10,956	Community Trust Bancorp, Inc.		541,226
14,121	First Bancorp		589,128
23,252	First Community Bancshares, Inc.		780,570
20,339	HomeTrust Bancshares Inc.*		585,763
13,530	National Bankshares, Inc.		622,380
13,949	Northrim BanCorp, Inc.		621,428
16,047	Sandy Spring Bancorp, Inc.		625,833
18,286	Territorial Bancorp, Inc.		546,386
			6,297,841
	CAPITAL GOODS	13.62%
18,084	Continental Building Products, Inc.*		674,533
20,917	Ducommum Inc.*		851,113
64,838	Fly Leasing Ltd. ADR*		959,602
10,946	Hurco Companies, Inc.		469,583
29,384	Kimball Electronics, Inc.*		581,803
8,521	Preformed Line Products Co.		696,166
69,850	Sterling Construction Co., Inc.*		1,016,317
36,514	Transcat, Inc.*		889,116
			6,138,233
	COMMERCIAL & PROFESSIONAL SERVICES	4.05%
39,723	CBIZ, Inc.*		949,380
22,525	SP Plus Corp.*		876,222
			1,825,602
	CONSUMER DISCRETIONARY	5.44%
86,518	Francesca’s Holdings Corp.*		543,333
60,567	Gray Television, Inc.*		1,056,894
43,394	William Lyon Homes “A”		849,221
			2,449,448

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	CONSUMER DURABLES & APPAREL	4.47%
2,723	Cavco Industries, Inc. *	$ 668,224
29,959	MCBC Holdings, Inc.*		825,970
17,299	Rocky Brands, Inc.		521,565
			2,015,759
	CONSUMER SERVICES	3.60%
30,969	Ark Restaurants Corp.		690,609
22,940	The Marcus Corp.		931,364
			1,621,973
	DIVERSIFIED FINANCIALS	1.62%
26,612	Greenhill & Co., Inc		731,830
	ENERGY	6.08%
90,873	Newpark Resources, Inc. *		954,166
11,627	Penn Virginia Corp.*		1,034,105
47,232	SandRidge Energy, Inc.*		749,100
			2,737,371
	FINANCIALS	5.62%
32,348	EMC Insurance Group, Inc.		830,697
14,336	Employers Holdings, Inc.		657,306
6,783	South State Corp.		559,258
45,734	Western New England Bancorp, Inc.		487,067
			2,534,328
	HEALTHCARE	3.99%
21,802	Computer Programs and Systems, Inc.		595,195
34,469	Invacare Corp.		523,929
6,852	LHC Group Inc.*		677,868
			1,796,992
	MATERIALS	9.44%
39,312	Core Molding Technologies, Inc.		360,491
65,412	Foundation Building Materials, Inc.		903,340
13,638	Innophos Holdings, Inc.		596,117
6,716	Neenah Paper, Inc.		612,835
31,916	Orion Engineered Carbons S.A.		1,148,976
8,303	United States Lime & Minerals, Inc.		630,115
			4,251,874

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	REAL ESTATE INVESTMENT TRUSTS	8.43%
70,610	CatchMark Timber Trust, Inc.	$ 885,449
77,779	City Office REIT, Inc.		1,004,127
22,098	Hersha Hospitality Trust		521,513
67,153	Independence Realty Trust, Inc.		693,690
62,052	iStar Inc.		694,362
			3,799,141
	SEMICONDUCTORS	3.34%
33,764	Kulicke and Soffa Industries, Inc.		870,774
22,860	Rudolph Technologies, Inc.*		635,508
			1,506,282
	SOFTWARE & SERVICES	1.49%
37,428	American Software, Inc. Class A		672,955
	TRANSPORTATION	2.10%
42,804	Marten Transport, Ltd.		943,828
	UTILITIES	3.90%
14,716	Artesian Resources Corp. Class A		528,746
21,241	RGC Resources, Inc.		572,020
12,942	Unitil Corp.		654,218
			1,754,984
	TOTAL COMMON STOCKS
	(Cost: $33,676,409)	91.17%	41,078,441

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	PREFERRED STOCK	1.31%
	FINANCIALS	1.31%
25,833	Steel Partners Holdings LP, Series A, 6.00%, 2/7/2026		$ 591,576
	TOTAL PREFERRED STOCKS
	(Cost: $460,684)	1.31%	591,576
	SHORT TERM INVESTMENTS	7.49%
3,372,410	Federated Treasury Obligation Fund 1.87% **
	(Cost: $3,372,410)		3,372,410
	TOTAL INVESTMENTS	99.97%
	(Cost: $37,509,503)		45,042,427
	Other assets, net of liabilities	0.03%	15,666
	NET ASSETS	100.00%	$ 45,058,093

*	Non-income producing
**	Effective 7 day yield at August 31, 2018
ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.
See Notes to Financial Statements

DGHM FUNDS
Statements of Assets & Liabilities
As of August 31, 2018 (unaudited)

	DGHM V2000	DGHM
	SmallCap	MicroCap
	Value Fund	Value Fund

ASSETS
Investments at value (identified cost of $47,605,832
and $37,509,503 respectively) (Note 1)	$58,669,347	$45,042,427
Receivable for investments sold	—	135,295
Receivable for capital stock sold	23,427	27,975
Dividends and interest receivable	27,738	47,314
Miscellaneous receivable	2,897	—
Prepaid expenses	26,931	17,158
TOTAL ASSETS	58,750,340	45,270,169
LIABILITIES
Payable for capital stock purchased	3,674	—
Payable for securities purchased	200,429	183,952
Accrued investment advisory fees	16,521	21,992
Accrued 12b-1 fees	68	—
Accrued administration, transfer agent and accounting fees	5,361	2,281
Other accrued expenses	16,082	3,851
TOTAL LIABILITIES	242,135	212,076
NET ASSETS	$58,508,205	$45,058,093
Net Assets Consist of:
Paid-in-capital	$44,961,919	$36,344,816
Accumulated undistributed net investment income (loss)	211,331	130,728
Accumulated net realized gain (loss) on investments	2,271,440	1,049,625
Net unrealized appreciation (depreciation) of investments	11,063,515	7,532,924
Net Assets	$58,508,205	$45,058,093
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Investor Class
Net Assets	$220,283	$355,696
Shares Outstanding (unlimited number of shares authorized
without par value)	16,144	25,609
Net Asset Value and Offering Price Per Share	$13.64	$13.89
Redemption Price Per Share	$13.64	$13.89	(a)
Institutional Class
Net Assets	$58,287,922	$44,702,397
Shares Outstanding (unlimited number of shares authorized
without par value)	4,029,610	3,218,473
Net Asset Value and Offering Price Per Share	$14.46	$13.89
Redemption Price Per Share	$14.46	$13.89	(a)

(a) Certain redemptions made within 60 days of purchase may include a redemption fee

See Notes to Financial Statements

DGHM FUNDS
Statements of Operations
Six months ended August 31, 2018 (unaudited)

	DGHM V2000	DGHM
	SmallCap	MicroCap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends	$464,571	$325,132
Interest	14,982	19,342
Total investment income	479,553	344,474
EXPENSES
Investment advisory fees (Note 2)	218,598	177,905
12b-1 fees (Note 2)
Investor Class	263	414
Recordkeeping and administrative services (Note 2)	17,937	10,316
Accounting fees (Note 2)	12,440	12,615
Custodian fees	5,607	9,921
Transfer agent fees (Note 2)
Investor Class	41	127
Institutional Class	12,738	9,658
Professional fees	29,881	16,476
Filing and registration fees	12,376	6,207
Trustee fees	5,836	3,508
Compliance fees	4,965	3,790
Shareholder reports
Investor Class	375	158
Institutional Class	10,883	4,657
Shareholder servicing (Note 2)
Investor Class	163	502
Institutional Class	18,961	6,263
Insurance	1,690	1,642
Other	16,559	9,599
Total expenses	369,313	273,758
Advisory fee waivers (Note 2)	(101,091)	(61,537)
Net Expenses	268,222	212,221
Net investment income (loss)	211,331	132,253
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	551,554	718,964
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	4,616,058	4,558,112
Net realized and unrealized gain (loss) on investments	5,167,612	5,277,076
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$5,378,943	$5,409,329

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets

	DGHM V2000
	SmallCap Value Fund
	Six months	For the
	ended	year ended
	August 31, 2018	February 28,
	(unaudited)	2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$211,331	$549,026
Net realized gain (loss) on investments	551,554	4,386,283
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	4,616,058	(3,246,883)
Increase (decrease) in net assets from operations	5,378,943	1,688,426

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	—
Institutional Class	—	(747,039)
Net realized gain
Investor Class	—	(8,771)
Institutional Class	—	(2,129,101)
Decrease in net assets from distributions	—	(2,884,911)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	—	29,703
Institutional Class	4,506,890	9,567,279
Distributions reinvested
Investor Class	—	7,129
Institutional Class	—	2,706,766
Shares redeemed
Investor Class	(470)	(428,464)
Institutional Class	(2,942,929)	(20,513,982)
Increase (decrease) in net assets from capital stock transactions	1,563,491	(8,631,569)

NET ASSETS
Increase (decrease) during period	6,942,434	(9,828,054)
Beginning of period	51,565,771	61,393,825
End of period**	$58,508,205	$51,565,771

**Includes accumulated undistributed net investment income (loss) of:	$211,331	$—

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets (Continued)

	DGHM MicroCap
	Value Fund
	Six months	For the
	ended	year ended
	August 31, 2018	February 28,
	(unaudited)	2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$132,253	$34,681
Net realized gain (loss) on investments	718,964	2,690,147
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	4,558,112	(670,887)
Increase (decrease) in net assets from operations	5,409,329	2,053,941

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	(74,674)
Institutional Class	—	—
Net realized gain
Investor Class	—	(37,510)
Institutional Class	—	(2,509,965)
Decrease in net assets from distributions	—	(2,622,149)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	31,909	214,489
Institutional Class	15,513,178	3,014,632
Distributions reinvested
Investor Class	—	37,213
Institutional Class	—	2,282,236
Shares redeemed
Investor Class	(67,190)	(94,588)
Institutional Class	(273,687)	(3,569,849)
Increase (decrease) in net assets from capital stock transactions	15,204,210	1,884,133

NET ASSETS
Increase (decrease) during period	20,613,539	1,315,925
Beginning of period	24,444,554	23,128,629
End of period**	$45,058,093	$24,444,554

**Includes accumulated undistributed net investment income (loss) of:	$130,728	$(1,525)

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

Investor Class Shares
Six months
ended	Year ended	Year ended	Year ended
August 31, 2018	February 28,	February 29,	February 28,
(unaudited)	2018	2017	2016	2015	2014

Net asset value,
beginning of period	$12.39	$12.61	$9.65	$10.80	$10.38	$8.65

Investment activities
Net investment
income (loss)(A)	0.02	0.10	0.03	0.03	—	(B)	0.03
Net realized and
unrealized gain
(loss) on investments	1.23	0.22	2.99	(1.18)	0.43	2.13

Total from investment activities	1.25	0.32	3.02	(1.15)	0.43	2.16

Distributions
Net investment income	—	—	(0.06)	—	—	(0.32)
Net realized gains	—	(0.54)	—	—	(0.01)	(0.11)
Total distributions	—	(0.54)	(0.06)	—	(0.01)	(0.43)

Net asset value, end of period	$13.64	$12.39	$12.61	$9.65	$10.80	$10.38

Total Return	10.09	%**	2.37%	31.30%	(10.65%)	4.14%	25.12%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.00	%*	1.92%	1.63%	2.18%	2.28%	7.59%
Expenses, net of legal and
compliance fees waivers
before management
fee waivers	2.00	%*	1.92%	1.63%	2.18%	2.28%	6.77%
Expenses, net of all waivers	1.40	%*	1.40%	1.40%	1.40%	1.40%	1.53%
Net investment income (loss)	0.32	%*	0.82%	0.25%	0.32%	0.03%	0.26%
Portfolio turnover rate	24.08	%**	51.15%	36.01%	38.37%	54.06%	41.45%
Net assets, end of
period (000’s)	$220	$201	$602	$225	$357	$318

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Less than $0.01 per share.
*	Annualized
**	Not annualized
See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares
	Six months
	ended		Year ended		Year ended	Year ended
	August 31, 2018		February 28,		February 29,	February 28,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value,
beginning of period	$13.11		$13.44	$10.24	$11.48	$11.02	$8.88

Investment activities
Net investment
income (loss)(A)	0.05		0.13	0.08	0.08	0.05	0.08
Net realized and
unrealized gain
(loss) on investments	1.30		0.27	3.19	(1.27)	0.47	2.17

Total from investment activities	1.35		0.40	3.27	(1.19)	0.52	2.25

Distributions
Net investment income	—		(0.19)	(0.07)	(0.05)	(0.05)	—
Net realized gains	—		(0.54)	—	—	(0.01)	(0.11)
Total distributions	—		(0.73)	(0.07)	(0.05)	(0.06)	(0.11)

Net asset value, end of period	$14.46		$13.11	$13.44	$10.24	$11.48	$11.02

Total Return	10.30	%**	2.77%	31.97%	(10.38%)	4.75%	25.33%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.35	%*	1.30%	1.28%	1.70%	1.68%	4.62%
Expenses, net of legal and
compliance fees waivers
before management
fee waivers	1.35	%*	1.30%	1.28%	1.70%	1.68%	3.80%
Expenses, net of all waivers	0.98	%*	0.98%	0.98%	0.98%	0.98%	1.01%
Net investment income (loss)	0.78	%*	0.93%	0.67%	0.74%	0.45%	0.78%
Portfolio turnover rate	24.08	%**	51.15%	36.01%	38.37%	54.06%	41.45%
Net assets, end of
period (000’s)	$58,288		$51,365	$60,791	$21,687	$13,549	$7,265

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
*	Annualized
**	Not annualized
See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Investor Class
	Six months			Period
	ended		Year ended	July 11, 2016(B)
	August 31, 2018		February 28,	to February 28,
	(unaudited)		2018	2017

Net asset value, beginning of period	$11.83		$12.22	$10.41
Investment activities
Net investment income (loss)(A)	—		(0.02)	—
Net realized and unrealized gain (loss) on investments	2.06		1.07	1.81

Total from investment activities	2.06		1.05	1.81
Distributions
Net investment income	—		—	—
Net realized gains	—		(1.44)	—
Total distributions	—		(1.44)	—

Net asset value, end of period	$13.89		$11.83	$12.22
Total Return	17.41	%**	8.05%	17.39	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.18	%*	2.03%	2.29	%*
Expenses, net of management fee waivers	1.50	%*	1.50%	1.50	%*
Net investment income (loss)	0.00	%*	(0.16%)	(0.05	%)*
Portfolio turnover rate	16.18	%**	50.99%	34.16	%**
Net assets, end of period (000’s)	$356		$339	$198

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
*	Annualized
**	Not Annualized
See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class
	Six months			Period
	ended		Year ended	June 1, 2016(B)
	August 31, 2018		February 28,	to February 28,
	(unaudited)		2018	2017

Net asset value, beginning of period	$11.82		$12.20	$10.00
Investment activities
Net investment income (loss)(A)	0.05		0.02	0.02
Net realized and unrealized gain (loss) on investments	2.02		1.08	2.22

Total from investment activities	2.07		1.10	2.24
Distributions
Net investment income	—		(0.04)	(0.04)
Net realized gains	—		(1.44)	—
Total distributions	—		(1.48)	(0.04)

Net asset value, end of period	$13.89		$11.82	$12.20
Total Return	17.51	%**	8.50%	22.36	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.53	%*	1.70%	1.58	%*
Expenses, net of management fee waivers	1.19	%*	1.19%	1.19	%*
Net investment income (loss)	0.75	%*	0.15%	0.29	%*
Portfolio turnover rate	16.18	%**	50.99%	34.16	%**
Net assets, end of period (000’s)	$44,702		$24,106	$22,931

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
*	Annualized
**	Not Annualized
See Notes to Financial Statements

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited)
Note 1 – Organization and Significant Accounting Policies
The DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund each a “Fund” and collectively, (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) was reorganized from the DGHM Investment Trust into the World Funds Trust. The SmallCap Fund commenced operations on June 30, 2010. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (“MicroCap Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.
The investment objective of each of the Funds is to provide long-term capital appreciation.
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.
Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)
securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.
In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)
The following is a summary of the inputs used to value the Funds’ investments, based on the three levels defined above, as of August 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
SmallCap Fund
Common Stocks	$55,406,480	$—	$—	$55,406,480
Short Term Investments	3,262,867	—	—	3,262,867
	$58,669,347	$—	$—	$58,669,347
MicroCap Fund
Common Stocks	$41,078,441	$—	$—	$41,078,441
Preferred Stocks	591,576	—	—	591,576
Short Term Investments	3,372,410	—	—	3,372,410
	$45,042,427	$—	$—	$45,042,427

Refer to the Funds’ Schedules of Investments for listings of securities by security type and category.
There were no transfers into or out of any levels during the six months ended August 31, 2018 for the Funds. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended August 31, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Funds may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized, respectively to interest income using the effective interest method.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of August 31, 2018, there were no such reclassifications.
Class Net Asset Values and Expenses
The SmallCap Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)
determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust, First Dominion Capital Corp (“FDCC”). Class C Shares automatically convert into Investor Class Shares after seven years. As of August 31, 2018, there were no Class C Shares of the SmallCap Fund outstanding.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds.
The Advisor received, waived and reimbursed expenses for the six months ended August 31, 2018 as follows:

		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
SmallCap	0.80%	$218,598	$101,091	$—
MicroCap	1.00%	177,905	61,537	—

The Advisor, has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, and expenses incurred under a shareholder servicing or administrative servicing plan, each as) to not more than 0.98% and 1.19% of the average daily net assets of each share class of the SmallCap Fund and MicroCap Fund, respectively. Through June 30, 2019 the Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to recoup any fees waived and/or expenses reimbursed within the previous three years following the date such waiver and/or reimbursement was made, provided that the share class is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)
The total amount of recoverable reimbursements for the Funds as of August 31, 2018, and expiration dates are as follows:

Fund	Recoverable Reimbursements and Expiration Dates
	2019	2020	2021	2022	Total
SmallCap	$116,195	$129,670	$191,223	$101,091	$538,179
MicroCap	—	58,013	123,556	61,537	243,106

The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.
Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. For the six months ended August 31, 2018, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred
SmallCap	Investor	12b-1	$ 263
SmallCap	Investor	Shareholder servicing	163
SmallCap	Institutional	Shareholder servicing	18,961
MicroCap	Investor	12b-1	414
MicroCap	Investor	Shareholder servicing	502
MicroCap	Institutional	Shareholder servicing	6,263

FDCC acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the six months ended August 31, 2018, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2018, FDCC received no CDSC fees.

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)
Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended August 31, 2018, the following fees were paid to CFS by the Funds:

		Transfer	Fund
Fund	Administration	Agent	Accounting
SmallCap Fund	$ 17,937	$12,779	$12,440
MicroCap Fund	10,316	9,785	12,615

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2018, were as follows:

Fund	Purchases	Sales
SmallCap	$ 12,666,502	$ 12,502,912
MicroCap	18,339,454	5,241,514

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid was as follows:

	SmallCap Fund
	Six months ended	Year ended
	August 31, 2018 (unaudited)	February 28, 2018
Distributions paid from:
Ordinary income	$—	$1,038,927
Capital gains	—	1,845,984
	$—	$2,884,911

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)

	MicroCap Fund
	Six months ended	Year ended
	August 31, 2018 (unaudited)	February 28, 2018
Distributions paid from:
Ordinary income	$—	$1,688,405
Capital gains	—	933,744
	$—	$2,622,149

As of August 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	SmallCap	MicroCap
	Fund	Fund
Accumulated net investment income	$211,331	$130,728
Accumulated net realized gain (loss)	2,271,440	1,049,625
Net unrealized appreciation (depreciation) on investments	11,063,515	7,532,924
Total	$13,546,286	$8,713,277

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
SmallCap	$47,605,832	$12,298,779	$(1,235,264)	$11,063,515
MicroCap	37,509,503	8,708,648	(1,175,724)	7,532,924

Note 5 – Capital Stock Transactions
Shares of beneficial interest transactions for the Funds were:

	SmallCap Fund
	Six months ended August 31, 2018 (unaudited)
	Investor Class	Institutional Class
Shares sold	—	328,597
Shares reinvested	—	—
Shares redeemed	(36)	(217,276)
Net increase (decrease)	(36)	111,321

	SmallCap Fund
	Year ended February 28, 2018
	Investor Class	Institutional Class
Shares sold	2,351	716,149
Shares reinvested	553	198,735
Shares redeemed	(34,498)	(1,521,427)
Net increase (decrease)	(31,594)	(606,543)

DGHM FUNDS
Notes to Financial Statements
August 31, 2018 (unaudited) — (Continued)

	MicroCap Fund
	Six months ended August 31, 2018 (unaudited)
	Investor Class	Institutional Class
Shares sold	2,295	1,199,422
Shares reinvested	—	—
Shares redeemed	(5,318)	(21,157)
Net increase (decrease)	(3,023)	1,178,265

	MicroCap Fund
	Year ended February 28, 2018
	Investor Class	Institutional Class
Shares sold	17,026	232,037
Shares reinvested	3,003	184,647
Shares redeemed	(7,584)	(256,411)
Net increase (decrease)	12,445	160,273

Note 6 – Line of Credit

The Trust, on behalf of the MicroCap Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the MicroCap Fund, a line of credit facility under which the Bank may make loans to the MicroCap Fund from time to time. The Agreement provides a line of credit in an amount of up to $1,500,000 (the “Committed Amount”) for the MicroCap Fund. The Agreement further limits the MicroCap Fund to any borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemption orders. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the U.S. Federal Prime Rate and any amounts not drawn will be assessed unused fees at the rate of 0.25%. For the six months ended August 31, 2018, there were no borrowings under the Agreement and the MicroCap Fund paid the up-front closing fee of $3,000 and unused fees of $1,885.42.
Note 7 – Subsequent Events
Management has evaluated subsequent events through the issuance of these financial statements. No additional items require disclosure.

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2018 (unaudited)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY CONTRACT RENEWAL
At a meeting held on May 16-17, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreements (“Advisory Agreements”) between Dalton, Greiner, Hartman, Maher & Co., LLC (the “Adviser”) and the Trust with respect to the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (collectively, the “Funds”). The Board reflected on its discussions regarding the Advisory Agreements, the Funds’ expense limitation agreements and the manner in which the Funds were managed with representatives from the Adviser at the Meeting.
At the Meeting, the Trustees reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) addressing the duties of Trustees regarding the renewal of the Advisory Agreements, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial information, a fee comparison analysis for the Funds and comparable mutual funds, and the Advisory Agreements. The Trustees reviewed the types of information and factors to be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement; the material factors included: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services provided

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2018 (unaudited) — (Continued)
and profits realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this and prior Meetings, including information regarding the Funds’ expense limitation agreement and the manner in which the Funds were managed during the period. The Board requested or was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including (i) reports regarding the services and support provided by the Adviser to the Funds and their shareholders; (ii) quarterly assessments of the investment performance of the Funds; (iii) the Adviser’s commentary on the reasons for the Funds’ performance; (iv) presentations by the Adviser addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Funds; (v) compliance reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Adviser’s Form ADV; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided by the Adviser to the Funds, information on investment advice, performance, summaries of Fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2018 (unaudited) — (Continued)
In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services to be provided by the Adviser.
In this regard, the Trustees considered the responsibilities the Adviser has under the Advisory Agreements. The Trustees reviewed the services provided by the Adviser to the Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its prior and anticipated efforts to promote the Funds, increase their assets, and assist in the distribution of the Funds’ shares. The Trustees also considered the marketing efforts made by the Adviser for the Funds. The Trustees considered: the Adviser’s staffing, personnel, and methods of operation; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Trustees concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Funds.
Investment performance of the Funds and the Adviser.
The Trustees compared the performance of the Funds for various periods ending March 31, 2018 with the performance of the Funds’ benchmark –the Russell 2000® Value Index (the “Benchmark”). The Trustees considered the performance of each Fund relative to its peer group of funds and categories (each a “Category”) identified by Morningstar, Inc. The Trustees also considered specific performance information prepared by the Adviser, including information relating to the performance of the Funds relative to separately managed accounts (each a “Composite”) managed by the Adviser that have investment strategies that are substantially similar to those utilized by the Funds. The Trustees generally considered information that was as of March 31, 2018, although they took into consideration other performance information that had been provided to them since the previous approvals of the Advisory Agreements.
For the DGHM V2000 SmallCap Value Fund, the Trustees noted that that the Fund’s returns for the one, three, and five-year periods lagged the Benchmark and Category median and its peer group median for the one- year period; the Trustees noted that the Fund outperformed its peer group’s median for the three and five-year periods. The Trustees noted that the recent underperformance was due to growth strategies outperforming value strategies and the Adviser’s stock selection.

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2018 (unaudited) — (Continued)
For the DGHM MicroCap Value Fund, the Trustees noted that the Fund outperformed the Benchmark and Category median for its only full period of performance—one year—but underperformed its peer group for the period, due in part to the Adviser’s stock selection.
The Trustees noted that the performance of each of the Funds was comparable to the relevant Composite and the Trustees considered the reasons for differences, which they deemed reasonable. The Board concluded, based on the preceding, that the performance of each of the Funds was satisfactory.
The costs of the services provided and the profits realized by the Adviser from the relationship with the Funds.
In this regard, the Trustees considered the Adviser’s staffing, personnel, and methods of operation; the financial condition of the Adviser and the level of commitment to the Funds; the asset levels of the Funds; and the expenses of the Funds. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the profitability analysis provided by the Adviser regarding its management of the Funds and concluded that the profits were reasonable.
For the DGHM MicroCap Value Fund, the Trustees noted that the management fees payable to the Adviser were lower than those charged to the Adviser’s separate account clients. The Trustees considered the Adviser’s rationale for the differences in fee structure for the DGHM V2000 SmallCap Value Fund and determined it was reasonable. Following this analysis and upon further consideration and discussion of the foregoing, the Trustees concluded that the fees paid to the Adviser by the Funds were fair and reasonable and within a range that could have been negotiated at arms-length considering all the circumstances.
The extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.
In this regard, the Trustees considered the Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Funds would benefit from the expense limitation arrangements in place for the Funds. The Trustees also noted that the Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser, which they attributed to the negotiation efforts of the Adviser on behalf of the Funds. The Trustees also considered the Adviser’s fees for separate accounts that are managed similarly to

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2018 (unaudited) — (Continued)
the Funds. The Trustees noted that the Funds enjoyed lower fees at the lower asset levels than the Adviser’s separate account clients, but that the separate accounts realized economies of scale for larger account sizes. The Trustees considered the Adviser’s rationale for the differences in fee rates between the Funds and the Adviser’s separate account clients and determined that rationale to be acceptable. The Trustees noted the expense limitation arrangements that the Adviser has in place for the Funds and expressed the view that these types of arrangements are beneficial to a mutual fund since they ensure that at lower asset levels each of the Funds would enjoy the benefit of lower overall fees, whereas a breakpoint structure would only benefit shareholders if assets grew significantly higher than the assets currently in the Funds. Following further discussion of the Funds’ asset levels, expectations for asset growth, and the Adviser’s fees, the Trustees determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable.
Possible conflicts of interest and benefits derived by the Adviser.
In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds; the basis for the allocation of soft-dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered benefits that the Adviser derives from its relationship with the Funds, in addition to its fees. In this regard, the Trustees noted that the Adviser receives ancillary benefits from managing the Funds, including soft dollars, the ability to market additional products and services to shareholders of the Funds, and increased market exposure. Based on the preceding, the Trustees determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by the Adviser were satisfactory and acceptable.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements for another one-year term.

DGHM FUNDS
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2018, and held for the six months ended August 31, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS
Fund Expenses (unaudited) (Continued)

				Expenses Paid
		Ending		During the
	Beginning	Account	Annualized	Six Months
	Account	Value	Expense	Ended*
	Value	(8/31/18)	Ratio	8/31/18
SmallCap
Investor Class Actual	$1,000.00	$1,100.90	1.40%	$7.41
Investor Class Hypothetical**	$1,000.00	$1,018.00	1.40%	$7.12
Institutional Class Actual	$1,000.00	$1,103.00	0.98%	$5.19
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$4.99
MicroCap
Investor Class Actual	$1,000.00	$1,174.13	1.50%	$8.22
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$7.63
Institutional Class Actual	$1,000.00	$1,175.13	1.19%	$6.52
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.06

*
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days for SmallCap Fund and MicroCap Fund in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses

Investment Advisor:
Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

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ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:
David A. Bogaert President and Principal Executive Officer
Date: November 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert President and Principal Executive Officer
Date: November 6, 2018

By (Signature and Title)*:	/s/ Karen M. Shupe
Karen Shupe Treasurer and Principal Financial Officer
Date: November 6, 2018

* Print the name and title of each signing officer under his or her signature.